Equity-Accounted Investees - Equity accounted investees with similar activity to that of the Group - Movements In Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in the investments in equity-accounted investees
Investment in equity-accounted investees	€ 1,869,020	€ 114,473	€ 226,905
Accounted Investees with Similar Activity to that of the Group.
Movement in the investments in equity-accounted investees
Acquisitions	1,807,351
Transfer accounted investees with similar activity to that of the Group		147,289
Transfers	(10,674)	(94,127)
Share of profit / (losses)	20,799	8,972
Share of other comprehensive income / translation differences	(20,250)	2,624
Collected dividends	(10,156)	(4,468)
Investment in equity-accounted investees	€ 1,847,360	€ 60,290